Market Risk - Yield Curve Risk (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
+100bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity (reviewed)	£ 369	£ 284
-100bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity (reviewed)	£ (261)	£ (198)